Leases - Components of Lease Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease cost:
Amortization of right-of-use assets	$ 1,428,048	$ 1,529,913
Interest of lease liabilities	83,559	106,324
Expenses for short-term lease within 12 months	243,971	187,741
Total lease cost	$ 1,755,578	$ 1,823,978